UNEARNED REVENUE	12 Months Ended
Jun. 30, 2015
UNEARNED REVENUE

NOTE 15 — UNEARNED REVENUE

Unearned revenue by segment was as follows:

(In millions)

June 30,	2015	2014

Productivity and Business Processes	$11,643	$11,412
Intelligent Cloud	10,346	9,812
More Personal Computing	3,246	3,579
Corporate and Other	83	355

Total	$25,318	$25,158